Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Registrant Name	Equinor ASA
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Central Index Key	0001140625